LOANS PAYABLE (Details Narrative) Bs. in Thousands						3 Months Ended		6 Months Ended
	Aug. 04, 2026 USD ($)	Apr. 08, 2026 USD ($)	Aug. 08, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 20, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2026 USD ($)	Aug. 04, 2026 BOB (Bs.)	Jun. 30, 2026 BOB (Bs.)	Jun. 29, 2026 USD ($)	Jun. 29, 2026 BOB (Bs.)	Apr. 20, 2026	Apr. 08, 2026 BOB (Bs.)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 BOB (Bs.)	Mar. 17, 2026 USD ($)	Mar. 17, 2026 BOB (Bs.)	Mar. 16, 2026 USD ($)	Mar. 16, 2026 BOB (Bs.)	Feb. 14, 2026 USD ($)	Feb. 14, 2026 BOB (Bs.)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BOB (Bs.)	Aug. 08, 2025 BOB (Bs.)	Apr. 24, 2025	Mar. 31, 2025 BOB (Bs.)	Feb. 20, 2025 BOB (Bs.)	Dec. 30, 2024 BOB (Bs.)	Apr. 21, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Secured loan								$ 5,635,000		Bs. 55,000
Revolving credit facility drawn down								5,131,000		50,078													$ 5,990,000	Bs. 50,078
Outstanding principal amount						$ 4,156
Net proceeds							$ 1,310
Financial liability															$ 294,000								446,000
Issued capital								148,830,000															$ 146,166,000
Bonds issued | Bs.																													Bs. 40,000
San lucas promissory notes issuance program [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate		11.50%	7.00%		6.50%									11.50%											7.00%			6.50%
Issued capital					$ 16,746,000																							Bs. 140,000
Promissory notes offering		$ 7,718,000	$ 7,718,000		$ 7,718,000									Bs. 70,000											Bs. 70,000			Bs. 70,000
Maturity date		March 22, 2027	June 15, 2026		February 15, 2026
San lucas promissory notes issuance program [member] | Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate	10.9985%								10.9985%
Promissory notes offering	$ 7,718,000								Bs. 70,000
Maturity date	July 18, 2027
Sociedad mineraill apa sa [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate											10.00%	10.00%	10.00%						10.00%	10.00%			10.00%	10.00%		6.00%
Loan outstanding				$ 4,709,000				9,273,000		90,500									$ 4,709,000	Bs. 45,962							Bs. 45,962
Unsecured loan											$ 2,049,000	Bs. 20,000											$ 2,049,000	Bs. 20,000
Credit facility description				from Banco de Crédito de Bolivia S.A. with a fixed interest rate of 6.00% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the company holds some of its USD cash balances from sales revenues
Trafigura [member]
IfrsStatementLineItems [Line Items]
Secured loan																														$ 17,616
Revolving credit facilities [member]
IfrsStatementLineItems [Line Items]
Secured loan								5,000,000		48,800
Borrowing interest rate															10.00%	10.00%	10.00%	10.00%			10.00%	10.00%
Secured credit facility, drawn down								357,000		3,480
Unsecured loan															$ 7,171,000	Bs. 69,986	$ 1,434,000	Bs. 14,000			$ 1,757,000	Bs. 17,150
Revolving credit facilities [member] | Bancode creditode bolivia s.a. [member]
IfrsStatementLineItems [Line Items]
Unsecured loan								$ 4,920,000		Bs. 48,020
Credit facility description								The credit facility has a weighted average fixed interest rate of 10.00% per annum and the weighted average interest rate on the loan guarantee facility is 2.0%.
Revolving credit facilities [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate								10.00%		10.00%
Credit facilities [member]
IfrsStatementLineItems [Line Items]
Secured loan								$ 635,000		Bs. 6,200
Secured credit facility, drawn down								4,992,000		48,720													5,828,000	48,720
Loan guarantee credit facility								$ 105,000		Bs. 1,028													$ 204,000	Bs. 1,703